Transactions with Related Parties, Rubico Bridge Loan (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 12, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 07, 2025
Transactions with Related Parties [Abstract]
Proceeds from loan prepayment		$ 9,000	$ 0	$ 0
Interest income		385	467	346
Due to related parties		139	1,169
Related Party [Member]
Transactions with Related Parties [Abstract]
Interest income		$ 277	$ 0	$ 0
Related Party [Member] | Rubico Inc [Member]
Transactions with Related Parties [Abstract]
Unsecured short-term credit facility					$ 9,000
Interest rate					6.00%
Arrangement fee percentage					2.00%
Prepayment fee percentage					1.00%
Term		90 days
Proceeds from loan prepayment	$ 9,000
Interest income		$ 7
Arrangement fee		180
Prepayment fee		90
Interest receivable		0
Arrangement fees receivable		0
Prepayment fees receivable		0
Due to related parties		$ 139